Capital - Additional Information (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	6,948,900
Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issuance	2,000,000
Number of shares issued	0	0	0